                       SUPPLEMENT DATED JANUARY 21, 2004
                                    TO THE
                                 PROSPECTUSES
                                      AND
                     STATEMENTS OF ADDITIONAL INFORMATION
                                    OF THE
                             FUNDS INDICATED BELOW

  The following text amends the sections entitled "Fee table," "Choosing a class of shares to buy" and "Sales charges--Class L shares (available through certain Service Agents)" in each of the currently effective Prospectuses for each of the Funds listed below and the section entitled " Purchase of Shares - Class L shares" in the currently effective Statement of Additional Information for each of the Funds listed below.

  Effective February 2, 2004, the 1% initial sales charge on Class L shares will no longer be imposed. This means that you will buy Class L shares at the net asset value and that all of your purchase amount will be immediately invested in Class L shares. This may help offset the higher expenses of Class L shares, but only if a fund performs well. Class L shares do not convert into another class of shares.

  You will continue to pay a deferred sales charge of 1% if you redeem your Class L shares within one year of purchase.

  Service Agents selling Class L shares will receive a commission of up to 1.00% of the Class L shares they sell. Service Agents will continue to receive an annual fee of up to 1.00% (0.70% for certain Smith Barney fixed income funds) of the average daily net assets represented by the Class L shares serviced by them, with such fee starting in the thirteenth month after purchase.

             SMITH BARNEY AGGRESSIVE GROWTH
               FUND INC.                         December 29, 2003
             SMITH BARNEY ALLOCATION SERIES INC. May 30, 2003
                BALANCED PORTFOLIO
                CONSERVATIVE PORTFOLIO
                GLOBAL PORTFOLIO
                GROWTH PORTFOLIO
                HIGH GROWTH PORTFOLIO
                INCOME PORTFOLIO

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

           SMITH BARNEY APPRECIATION FUND INC.    April 30, 2003
           SMITH BARNEY ARIZONA MUNICIPALS
             FUND INC.                            September 26, 2003
           SMITH BARNEY CALIFORNIA MUNICIPALS
             FUND INC.                            June 27, 2003
           SMITH BARNEY EQUITY FUNDS              May 31, 2003
              SMITH BARNEY SOCIAL AWARENESS
                FUND
           SMITH BARNEY FUNDAMENTAL VALUE
             FUND INC.                            January 28, 2003
           SMITH BARNEY FUNDS, INC.
              SMITH BARNEY LARGE CAP VALUE FUND   April 30, 2003
              SMITH BARNEY U.S. GOVERNMENT
                SECURITIES FUND                   April 30, 2003
           SMITH BARNEY INCOME FUNDS
              SB CAPITAL AND INCOME FUND          April 30, 2003
                  Smith Barney Shares
              SMITH BARNEY DIVIDEND AND INCOME
                FUND                              November 28, 2003
              SB CONVERTIBLE FUND                 November 28, 2003
                  Smith Barney Shares
              SMITH BARNEY DIVERSIFIED STRATEGIC
                INCOME FUND                       November 28, 2003
              SMITH BARNEY HIGH INCOME FUND       November 28, 2003
              SMITH BARNEY MUNICIPAL HIGH
                INCOME FUND                       November 28, 2003
              SMITH BARNEY TOTAL RETURN BOND
                FUND                              November 28, 2003
           SMITH BARNEY INVESTMENT FUNDS INC.
              SMITH BARNEY GOVERNMENT
                SECURITIES FUND                   April 30, 2003
              SMITH BARNEY GROUP SPECTRUM FUND    January 28,2003
              SMITH BARNEY HANSBERGER GLOBAL
                VALUE FUND                        August 28, 2003
              SMITH BARNEY INVESTMENT GRADE
                BOND FUND                         April 30, 2003
              SMITH BARNEY PREMIER SELECTIONS
                ALL CAP GROWTH FUND               August 28, 2003

               SMITH BARNEY PREMIER SELECTIONS
                 GLOBAL GROWTH FUND               August 28, 2003
               SMITH BARNEY PREMIER SELECTIONS
                 LARGE CAP FUND                   August 28, 2003
               SMITH BARNEY SMALL CAP VALUE FUND  January 28, 2003
               SMITH BARNEY SMALL CAP GROWTH
                 FUND                             January 28, 2003
            SMITH BARNEY INVESTMENT SERIES        February 28, 2003
               SMITH BARNEY GROWTH AND INCOME
                 FUND
                   Smith Barney Shares
               SMITH BARNEY INTERNATIONAL FUND
               SMITH BARNEY LARGE CAP CORE FUND
            SMITH BARNEY INVESTMENT TRUST
               SMITH BARNEY LARGE CAPITALIZATION
                 GROWTH FUND                      March 28, 2003
               SMITH BARNEY MID CAP CORE FUND     March 28, 2003
               SMITH BARNEY CLASSIC VALUES FUND   February 10, 2003
            SMITH BARNEY MANAGED GOVERNMENTS
              FUND INC.                           November 28, 2003
            SMITH BARNEY MANAGED MUNICIPALS FUND
              INC.                                June 28, 2003
            SMITH BARNEY MASSACHUSETTS
              MUNICIPALS FUND                     March 28, 2003
            SMITH BARNEY MUNI FUNDS
               FLORIDA PORTFOLIO                  July 29, 2003
               GEORGIA PORTFOLIO                  July 29, 2003
               NATIONAL PORTFOLIO                 July 29, 2003
               NEW YORK PORTFOLIO                 July 29, 2003
               PENNSYLVANIA PORTFOLIO             July 29, 2003
            SMITH BARNEY NEW JERSEY MUNICIPALS
              FUND, INC.                          July 29, 2003
            SMITH BARNEY OREGON MUNICIPALS FUND   August 28, 2003
            SMITH BARNEY SECTOR SERIES FUND INC.  February 28, 2003
               SMITH BARNEY FINANCIAL SERVICES
                 FUND
               SMITH BARNEY HEALTH SCIENCES FUND
               SMITH BARNEY TECHNOLOGY FUND

            SMITH BARNEY SMALL CAP CORE FUND, INC. April 30, 2003
            SMITH BARNEY TRUST II
               SMITH BARNEY CAPITAL PRESERVATION
                 FUND                              February 28, 2003
               SMITH BARNEY CAPITAL PRESERVATION
                 FUND II                           February 28, 2003
               SMITH BARNEY DIVERSIFIED LARGE CAP
                 GROWTH FUND                       February 28, 2003
               SMITH BARNEY INTERNATIONAL LARGE
                 CAP FUND                          April 30, 2003
               SMITH BARNEY SMALL CAP GROWTH
                 OPPORTUNITIES FUND                February 28, 2003
            SMITH BARNEY WORLD FUNDS, INC.         February 28, 2003
               GLOBAL GOVERNMENT BOND PORTFOLIO
               INTERNATIONAL ALL CAP GROWTH
                 PORTFOLIO

FD02904

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